Consolidated Statements of Operations (USD $)	12 Months Ended			126 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Grant revenue	$ 4,899,885	$ 5,185,257	$ 3,668,195	$ 20,311,692
Operating expenses:
Research and development	4,276,375	4,793,956	4,068,682	25,630,676
General and administrative	2,972,555	3,162,134	2,914,845	17,647,659
	7,248,930	7,956,090	6,983,527	43,278,335
Loss from operations	(2,349,045)	(2,770,833)	(3,315,332)	(22,966,643)
Other income (expense):
Interest income	2,219	23,505	31,080	340,310
Interest expense				(5,669)
	2,219	23,505	31,080	334,641
Net loss	$ (2,346,826)	$ (2,747,328)	$ (3,284,252)	$ (22,632,002)
Basic and diluted:
Loss per common share (in Dollars per share)	$ (0.15)	$ (0.18)	$ (0.22)	$ (2.11)
Weighted average shares outstanding (in Shares)	15,735,541	15,651,308	15,191,278	10,704,803